PROPERTY, PLANT AND EQUIPMENT (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Significant Accounting Policies
Balance at the beginning	$ 697.8
Balance at the ending	701.2
Land
Significant Accounting Policies
Balance at the ending	38.4
Buildings and constructions
Significant Accounting Policies
Balance at the ending	360.9
Machinery and equipment
Significant Accounting Policies
Balance at the ending	253.0
Advances paid and construction in progress
Significant Accounting Policies
Balance at the ending	48.9
Initial cost
Significant Accounting Policies
Balance at the beginning	1,312.2
Additions	107.2
Disposals	26.4
Transfers	0.0
Translation differences	(46.9)
Balance at the ending	1,346.1
Initial cost | Land
Significant Accounting Policies
Balance at the beginning	39.4
Additions	0.0
Disposals	0.0
Transfers	0.0
Translation differences	(1.0)
Balance at the ending	38.4
Initial cost | Buildings and constructions
Significant Accounting Policies
Balance at the beginning	614.9
Additions	21.2
Disposals	6.7
Transfers	38.1
Translation differences	(15.3)
Balance at the ending	652.2
Initial cost | Machinery and equipment
Significant Accounting Policies
Balance at the beginning	600.8
Additions	20.2
Disposals	19.7
Transfers	20.9
Translation differences	(15.6)
Balance at the ending	606.6
Initial cost | Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	57.1
Additions	65.8
Disposals	0.0
Transfers	(59.0)
Translation differences	(15.0)
Balance at the ending	48.9
Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(614.4)
Disposals	(25.3)
Depreciation during the period	73.4
Translation differences	17.6
Balance at the ending	(644.9)
Accumulated depreciation and impairment losses | Land
Significant Accounting Policies
Balance at the beginning	0.0
Disposals	0.0
Depreciation during the period	0.0
Translation differences	0.0
Balance at the ending	0.0
Accumulated depreciation and impairment losses | Buildings and constructions
Significant Accounting Policies
Balance at the beginning	(264.1)
Disposals	(6.5)
Depreciation during the period	42.2
Translation differences	8.5
Balance at the ending	(291.3)
Accumulated depreciation and impairment losses | Machinery and equipment
Significant Accounting Policies
Balance at the beginning	(350.3)
Disposals	(18.8)
Depreciation during the period	31.2
Translation differences	9.1
Balance at the ending	(353.6)
Accumulated depreciation and impairment losses | Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	0.0
Disposals	0.0
Depreciation during the period	0.0
Translation differences	0.0
Balance at the ending	$ 0.0